As filed with the Securities and Exchange Commission on October 25, 2007

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 13	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 194	☒
Amendment No. 17	☒
(Check appropriate box or boxes)

MARKET VECTORS ETF TRUST (Exact Name of Registrant as Specified in its Charter)

99 Park Avenue, 8th Floor New York, New York 10016 (Address of Principal Executive Offices) (212) 687-5200 Registrant’s Telephone Number

Joseph J. McBrien, Esq. Senior Vice President and General Counsel Van Eck Associates Corporation 99 Park Avenue, 8th Floor New York, New York 10016 (Name and Address of Agent for Service)

Copy to: Stuart M. Strauss, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Approximate Date of Proposed Public Offering:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

_______________  Immediately upon filing pursuant to Paragraph (B) of Rule 485.
    ☒     On November 7, 2007 pursuant to Paragraph (B) of Rule 485.
_______________  60 Days after filing pursuant to Paragraph (A)(1) of Rule 485.
_______________  On [Date] pursuant to Paragraph (A) of Rule 485.
_______________  75 Days after filing pursuant to Paragraph (A)(2) of Rule 485.
_______________  On [Date] pursuant to Paragraph (A) of Rule 485.

EXPLANATORY NOTE

     The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 8 to its Registration Statement until November 7, 2007. Parts A, B and C of Registrant’s Post-Effective Amendment No. 8 under the Securities Act of 1933 and No. 12 under the Investment Company Act of 1940, filed on July 20, 2007, are incorporated by reference herein.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 2007.

MARKET VECTORS ETF TRUST

By:	/s/ Keith J. Carlson*
Keith J. Carlson
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Phillip D. DeFeo*	Chairman	October 25, 2007
Phillip D. DeFeo

/s/ David H. Chow*	Trustee	October 25, 2007
David H. Chow

/s/ R. Alastair Short*	Trustee	October 25, 2007
R. Alastair Short

/s/ Richard D. Stamberger*	Trustee	October 25, 2007
Richard D. Stamberger

/s/ Jan F. van Eck*	Trustee	October 25, 2007
Jan F. van Eck

	President and	October 25, 2007
/s/ Keith J. Carlson*	Chief Executive Officer
Keith J. Carlson

/s/ Bruce J. Smith*	Chief Financial Officer	October 25, 2007
Bruce J. Smith

*By: /s/ Joseph J. McBrien
Joseph J. McBrien
Attorney-in-Fact